Consolidated Statements Of Stockholders' Equity (USD $)	Capital Stock [Member]	Class B Capital Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Dec. 31, 2009	$ 6,331,158	$ 3,729,337	$ 0	$ 105,989,712	$ 0	$ (12,834,343)	$ 103,215,864
Net income	0	0	0	223,922	0	0	223,922
Dividends declared	0	0	0	(3,697,119)	0	0	(3,697,119)
Transfer of shares	27,612	(27,612)	0	0	0	0	0
Purchase of capital stock	0	0	0	0	(273,901)	0	(273,901)
Retirement of treasury stock	(27,950)	0	0	(245,951)	273,901	0	0
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	3,522,000	3,522,000
Adjustment to recognize minimum pension liability	0	0	0	0	0	(453,765)	(453,765)
Adjustment to recognize postretirement liability	0	0	0	0	0	(908,310)	(908,310)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2010	6,330,820	3,701,725	0	102,270,564	0	(10,674,418)	101,628,691
Net income	0	0	0	1,552,308	0	0	1,552,308
Dividends declared	0	0	0	(3,720,573)	0	0	(3,720,573)
Transfer of shares	92,218	(92,218)	0	0	0	0	0
Purchase of capital stock	0	0	0	0	(2,613,932)	0	(2,613,932)
Retirement of treasury stock	(262,835)	0	0	(2,351,097)	2,613,932	0	0
Issuance of 105,750 shares with market value $23.50 per share over par	264,375	0	2,485,125	0	0	0	2,749,500
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	(2,256,000)	(2,256,000)
Adjustment to recognize minimum pension liability	0	0	0	0	0	(1,366,399)	(1,366,399)
Adjustment to recognize postretirement liability	0	0	0	0	0	2,099,783	2,099,783
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2011	6,424,578	3,609,507	2,485,125	97,751,202	0	(12,197,034)	98,073,378
Net income	0	0	0	3,155,717	0	0	3,155,717
Dividends declared	0	0	0	(3,692,543)	0	0	(3,692,543)
Transfer of shares	65,539	(65,539)	0	0	0	0	0
Change in unrealized appreciation on available-for-sale securities	0	0	0	0	0	5,988,000	5,988,000
Adjustment to recognize minimum pension liability	0	0	0	0	0	(601,778)	(601,778)
Adjustment to recognize postretirement liability	0	0	0	0	0	(563,961)	(563,961)
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2012	$ 6,490,117	$ 3,543,968	$ 2,485,125	$ 97,214,376	$ 0	$ (7,374,773)	$ 102,358,813